Operating segments (Tables)	12 Months Ended
Dec. 31, 2019
Operating segments
Schedule of consolidated income statement and other significant data

The 2017 consolidated income statement and other significant data are as follows:

		Corporate
	Retail	and Investment	Corporate
2017	Banking	Banking	Activities	Total

Net interest income	47,969	5,295	2,580	55,844
Dividend income	—	5	145	150
Net fee and commission income	13,047	1,758	8	14,813
Gains/(losses) on financial assets and liabilities and exchange differences (net)	786	2,532	146	3,464
Other operating income/(expenses)	(2,136)	(505)	(304)	(2,945)
Total income	59,666	9,085	2,575	71,326
Administrative expenses	(22,377)	(2,759)	(301)	(25,437)
Depreciation and amortization	(2,317)	(204)	(12)	(2,533)
Impairment losses on financial assets (net)	(17,763)	(1,057)	—	(18,820)
Provisions (net)	(98)	20	(359)	(437)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	6	6
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	69	69
Operating profit before tax	17,111	5,085	1,978	24,174
Income tax				(5,496)
Profit for the year				18,678
Profit attributable to the Parent				18,678
Profit attributable to non-controlling interest				—
Total assets	551,250	531,295	246,646	1,329,191
Total liabilities	521,787	521,284	170,710	1,213,781

The 2018 consolidated income statement and other significant data are as follows:

		Corporate
	Retail	and Investment	Corporate
2018	Banking	Banking	Activities	Total

Net interest income	54,005	6,121	1,871	61,997
Dividend income	—	34	176	210
Net fee and commission income	14,181	1,700	(159)	15,722
Gains/(losses) on financial assets and liabilities and exchange differences (net)	1,086	689	(291)	1,484
Other operating income/(expenses)	(2,561)	(672)	(412)	(3,645)
Total income	66,711	7,872	1,185	75,768
Administrative expenses	(24,574)	(3,530)	(545)	(28,649)
Depreciation and amortization	(2,769)	(200)	(4)	(2,973)
Impairment losses on financial assets not at fair value through profit or loss (net)	(17,813)	(997)	—	(18,810)
Impairment losses on other assets (net)	—	—	(5)	(5)
Provisions (net)	178	10	(750)	(562)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	7	7
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	38	38
Operating profit before tax	21,733	3,155	(74)	24,814
Income tax				(5,458)
Profit for the year				19,356
Profit attributable to the Parent				19,353
Profit attributable to non-controlling interest				3
Total assets	599,270	547,006	262,448	1,408,724
Total liabilities	567,829	486,372	231,236	1,285,437

The 2019 consolidated income statement and other significant data are as follows:

		Global
	Retail	Corporate	Corporate
2019	Banking	Banking	Activities	Total

Net interest income	59,008	6,638	510	66,156
Dividend income	—	44	191	235
Net fee and commission income	15,014	1,596	(186)	16,424
Gains/(losses) on financial assets and liabilities and exchange differences (net)	1,155	1,417	282	2,854
Other operating income/(expenses)	(2,389)	(690)	(513)	(3,592)
Total income	72,788	9,005	284	82,077
Administrative expenses	(25,064)	(3,604)	(590)	(29,258)
Depreciation and amortization	(4,827)	(381)	(14)	(5,222)
Impairment losses on financial assets not at fair value through profit or loss (net)	(18,986)	(234)	—	(19,220)
Impairment losses on other assets (net)	(370)	—	—	(370)
Provisions (net)	(165)	(1)	(609)	(775)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	—	—	16	16
Gains/(losses) on disposal of non-current assets not classified as discontinued operations (net)	—	—	42	42
Operating profit before tax	23,376	4,785	(871)	27,290
Income tax				(6,909)
Profit for the year				20,381
Profit attributable to the Parent				20,381
Profit attributable to non-controlling interest				—
Total assets	628,380	529,901	309,267	1,467,548
Total liabilities	618,477	509,204	205,069	1,332,750